PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2023
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

	Plant and equipment	Right-of-use assets	Total
	US$	US$	US$
2023
Carrying amount at July 1, 2022	922,118	465,868	1,387,986
Additions	2,077,794	950,537	3,028,331
Depreciation and amortization	(177,147)	(249,387)	(426,534)
Carrying amount at June 30, 2023	2,822,765	1,167,018	3,989,783
- at cost	3,034,599	1,543,876	4,578,475
- accumulated depreciation	(211,834)	(376,858)	(588,692)

2022
Carrying amount at July 1, 2021	65,858	473,761	539,619
Additions	889,988	140,188	1,030,176
Modifications	-	(28,375)	(28,375)
Depreciation and amortization	(33,728)	(119,706)	(153,434)
Carrying amount at June 30, 2022	922,118	465,868	1,387,986
- at cost	956,805	593,339	1,550,144
- accumulated depreciation	(34,687)	(127,471)	(162,158)